Capital Stock and Changes in Capital Accounts, textuals 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	1,451,625	1,384,062	1,187,887
Granted	607,946	667,614	616,055
Vested	(701,198)	(600,051)	(419,880)
Forfeited or expired
Non vested restricted common stock, ending balance	1,358,373	1,451,625	1,384,062
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 11.90	$ 14.07	$ 15.30
Weighted Average Grant Date Fair Value, Granted	$ 9.06	$ 9.13	$ 12.64
Weighted Average Grant Date Fair Value, Vested	$ 12.64	$ 13.83	$ 15.44
Weighted Average Grant Date Fair Value, Forfeited or expired
Weighted Average Grant Date Fair Value, enging balance	$ 10.25	$ 11.90	$ 14.07